Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Right-of-Use Assets

Right-of-use assets comprised the following (in thousands):

	Property	Vehicles	Totals
2021
At January 1, 2021	$178,738	$489	$179,227
Additions	42,931	300	43,231
Remeasurements	15,242	1	15,243
Depreciation charge for the year	(33,727)	(304)	(34,031)
Impairment charge for the year	—	—	—
Foreign exchange	(8,095)	(26)	(8,121)
At December 31, 2021	$195,089	$460	$195,549
2022
At January 1, 2022	$195,089	$460	$195,549
Additions	44,788	667	45,455
Remeasurements	4,631	118	4,749
Depreciation charge for the year	(38,014)	(315)	(38,329)
Impairment charge for the year	(11,521)	—	(11,521)
Foreign exchange	(9,493)	(10)	(9,503)
Transfers	1,240	—	1,240
At December 31, 2022	$186,720	$920	$187,640

Summary of Lease liabilities

Lease liabilities comprised the following as of December 31 (in thousands):

	2021	2022
Current lease liabilities	$33,594	$36,996
Non-current lease liabilities	180,915	178,247
Total lease liabilities	$214,509	$215,243